Deposits - Scheduled Maturities of Time Certificates (Detail) $ in Thousands	Sep. 30, 2014 USD ($)
Time Deposits, Fiscal Year Maturity [Abstract]
2015	$ 1,137,736
2016	316,194
2017	132,565
2018	78,430
2019	36,359
2020 and thereafter	42,410
Time Deposits	$ 1,743,694